Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Tax losses carryforward	¥ 122,740,862	$ 17,551,710	¥ 125,063,028
Allowance for accounts receivables and other current assets	11,621,434	1,661,843	10,863,499
Allowance for non-current other assets	48,076,465	6,874,843	48,076,465
Allowance for loans receivable	96,110,634	13,743,638	85,588,610
Impairment of long-lived assets	17,392,626	2,487,112	13,073,472
Lease liabilities	304,284,522	43,512,108	362,136,225
Deferred revenue	66,114,264	9,454,214	75,722,666
Accrued liabilities	18,826,160	2,692,105	19,542,973
Unrealized losses from equity securities	2,310,404	330,383	1,638,899
Investment in subsidiaries	3,650,000	521,943	2,775,000
Valuation allowance	(167,122,474)	(23,898,195)	(165,327,438)
Total deferred tax assets	524,004,897	74,931,704	579,153,399
Deferred tax liabilities:
Property, plant and equipment	(1,959,639)	(280,225)	(2,219,319)
Right-of-use assets	(280,175,271)	(40,064,531)	(327,572,728)
Intangible assets arising from acquisition	(30,807,513)	(4,405,416)	(47,872,112)
Unrealized gains from equity securities	(4,396,334)	(628,667)	(1,805,008)
Investment in subsidiaries	(25,508,844)	(3,647,716)	(33,595,045)
Total deferred tax liabilities	¥ (342,847,601)	$ (49,026,555)	¥ (413,064,212)